Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Changes in Contract Assets and Liabilities

The following tables present changes in our contract assets during the three months ended March 31, 2022 and 2021:

	Balance at Beginning of Period	Revenue Recognized in Advance of Billings	Billings	Balance at End of Period
Three months ended March 31, 2022
Accounts receivable, unbilled	$444,782	$700,869	$(671,665)	$473,986

Three months ended March 31, 2021
Accounts receivable, unbilled	$523,522	$466,310	$(643,681)	$346,151

	Balance at Beginning of Period	Commissions Paid	Commissions Recognized	Balance at End of Period
Three months ended March 31, 2022
Other contract assets	$78,556	$22,136	$(14,089)	$86,603

Three months ended March 31, 2021
Other contract assets	$31,283	$10,064	$(9,225)	$32,122

The following table presents changes in our contract liabilities during the three months ended March 31, 2022 and 2021:

	Balance at Beginning of Period	Billings	Recognized Revenue	Balance at End of Period
Three months ended March 31, 2022
Contract liabilities: Deferred revenue	$1,194,649	$984,117	$(1,042,700)	$1,136,066

Three months ended March 31, 2021
Contract liabilities: Deferred revenue	$996,131	$684,140	$(734,459)	$945,812

The following table presents changes in our contract assets during the years ended December 31, 2021, and 2020:

	Balance at Beginning of Period	Addition from acquisition (Note 5)	Revenue Recognized in Advance of Billings	Billings	Balance at End of Period
Year ended December 31, 2021
Accounts receivable, unbilled	$523,522	$-	$4,213,550	$(4,292,290)	$444,782
Other contract assets	$31,283	$-	$88,168	$40,895	$78,556

Year ended December 31, 2020
Accounts receivable, unbilled	$23,371	$276,023	$917,361	$(693,233)	$523,522
Other contract assets	$19,670	$-	$36,954	$25,341	$31,283
	Balance at Beginning of Period	Addition from acquisition (Note 5)	Billings	Recognized Revenue	Balance at End of Period
Year ended December 31, 2021
Contract liabilities: Deferred revenue	$996,131	$-	$3,700,828	$(3,502,310)	$1,194,649

Year ended December 31, 2020
Contract liabilities: Deferred revenue	$754,073	$198,659	$3,038,446	$(2,995,047)	$996,131

Schedule of Segment Information

Information by operating segment is as follows:

	Three months ended March 31, 2022	Three months ended March 31, 2021
Revenues
Document Management	$914,950	$735,818
Document Conversion	1,788,562	1,899,401
Total revenues	$2,703,512	$2,635,219

Gross profit
Document Management	$734,906	$587,500
Document Conversion	896,931	1,017,404
Total gross profit	$1,631,837	$1,604,904

Capital additions, net
Document Management	$1,687	$38,117
Document Conversion	54,356	193,582
Total capital additions, net	$56,043	$231,699

	March 31, 2022	December 31, 2021
Goodwill
Document Management	$522,711	$522,711
Document Conversion	1,800,176	1,800,176
Total goodwill	$2,322,887	$2,322,887

	March 31, 2022	December 31, 2021
Total assets
Document Management	$2,303,195	$2,233,419
Document Conversion	9,686,847	9,728,713
Total assets	$12,000,042	$11,962,132

Information by operating segment is as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
Revenues
Document Management	$3,089,669	$2,816,848
Document Conversion	8,370,596	5,436,543
Total revenues	$11,460,265	$8,253,391

Gross profit
Document Management	$2,542,135	$2,160,807
Document Conversion	4,400,847	2,829,931
Total gross profit	$6,942,982	$4,990,738

Capital additions, net
Document Management	$44,052	$6,440
Document Conversion	546,433	70,414
Total capital additions, net	$590,485	$76,854

	December 31, 2021	December 31, 2020
Goodwill
Document Management	$522,711	$522,711
Document Conversion	1,800,176	1,800,176
Total goodwill	$2,322,887	$2,322,887

	December 31, 2021	December 31, 2020
Total assets
Document Management	$2,233,419	$2,295,165
Document Conversion	9,728,713	8,049,468
Total assets	$11,962,132	$10,344,633